Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of Share Option Activity
The following table summarizes the share option activity for the years ended December 31, 2018, 2019 and 2020:

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value	Weighted Average Grant Date Fair Value
		RMB	In Years	RMB’000	RMB
Outstanding at January 1, 2018	10,000,000	0.0007	8.7	525,086	3.89
Granted	2,893,020	0.0007			130.51
Exercised	(500,000)	0.0007
Forfeited	(217,437)	0.0007
Outstanding at December 31, 2018	12,175,583	0.0007	8.1	1,939,500	33.95
Granted	3,538,204	0.0007			270.11
Exercised	(2,197,104)	0.0007
Forfeited	(2,170,302)	0.0007

Outstanding at December 31, 2019	11,346,381	0.0007	7.7	1,079,661	96.29

Granted	2,607,249	0.0007			104.85
Exercised	(3,144,786)	0.0007
Forfeited	(1,378,694)	0.0007

Outstanding at December 31, 2020	9,430,150	0.0007	7.2	391,330	78.35

Vested and expected to vest at December 31, 2020	8,785,149	0.0007	7.1	364,564	70.68
Exercisable at December 31, 2020	6,615,731	0.0007	6.6	274,538	48.66

Fair Values of Share Options Granted	The fair values of share options granted during the years ended December 31, 2018, 2019 and 2020.

	Options Granted in the year ended December 31, 2018	Options Granted in the year ended December 31, 2019	Options Granted in the year ended December 31, 2020
Expected volatility	50.71%~51.25%	49.92%-50.65%	57.77%-58.65%
Risk-free interest rate	2.83%~3.15%	1.80%-2.52%	0.82%-1.09%
Exercise multiple	2.8	2.8	2.8
Expected dividend yield	0%	0%	0%
Contractual term	10	10	10
Expected forfeiture rate (post-vesting)	0~20%	0-20%	0-20%
Fair value of the common share on the date of option grant (RMB)	122.52~153.23	94.96-310.64	41.50-77.78